Provision for decommissioning costs (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Provision For Decommissioning Costs
Opening balance	$ 26,202	$ 23,202
Adjustment to provision	8	74
Transfers related to liabilities held for sale	100	(332)
Use of provisions	(721)	(694)
Interest accrued	629	516
Others	(12)	15
Translation adjustment	3,530	(2,967)
Closing balance	$ 29,736	$ 19,814